Goodwill and other intangible assets (Future amortization expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 5,663
2016	5,663
2017	3,579
2018	1,501
2019 and thereafter	6,350
Intangible assets with a finite life, net	$ 22,756